Equity	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Capital Reserves And Other Equity Interest Text Block Abstract
EQUITY

NOTE 14 – EQUITY:

a.	Share capital:

1)	Composed as follows:

	Number of shares				Amount
	Authorized		Issued and paid		Authorized		Issued and paid
	December 31,		December 31,		December 31,		December 31,
	2022	2021	2022	2021	2022	2021	2022	2021
	In thousands				NIS in thousands		USD in thousands
Ordinary shares of NIS 1.00 par value as of December 31, 2021, and no-par value as of December 31, 2022	200,000	50,000	24,661	23,850	-	-	-	-

2)	The ordinary shares confer upon their holders voting rights and the right to participate in shareholders’ meetings, the right to receive dividends and the right to participate in surplus assets in the event of liquidation of the Company.

3)	On February 12, 2021, following the approval of an extraordinary general meeting of the Company shareholders held on February 12, 2021, the Company amended its articles of association to eliminate the par value of its ordinary shares, such that the authorized share capital of the Company following the amendment consists of 1,000,000,000 ordinary shares of no-par value.

4)	On January 11, 2021, the Company entered into an underwriting agreement with Aegis Capital Corp. (“Aegis”), pursuant to which the Company agreed to sell to Aegis, in a firm commitment public offering 3,659,735 ADSs, representing a total of 73,194,700 ordinary shares of no-par value for a public offering price of USD 2.30 per ADS. In addition, the Underwriter was granted an option to purchase additional 15 percent of the ADSs sold in the Offering solely to cover over-allotments, exercisable until the earlier of 30-days or the last day of trading of the Company’s ordinary shares on the Tel-Aviv Stock Exchange. Aegis exercised its over-allotment option in full to purchase an additional 548,960 ADSs, the closing of which occurred on January 19, 2021. The total gross proceeds of the offering to approximately USD 9.68 million.

5)

On February 25, 2021, the Company entered into an underwriting agreement with Aegis pursuant to which the Company agreed to sell to Aegis, in a firm commitment public offering 3,258,438 ADSs for a public offering price of USD 2.60 per ADS. In addition, Aegis was granted an option to purchase additional 15 percent of the ADSs sold in the offering solely to cover over-allotments. Aegis exercised its over-allotment option in full to purchase an additional 488,765 thousand ADSs. The total gross proceeds of the offering to approximately USD 9.7 million.

6)	On June 17, 2022, the Company’s shareholders approved to increase the authorized number of shares from 50 million to 200 million.

7)	On July 7, 2022, the Company effected a reverse split of the Company’s authorized and outstanding ordinary shares at a ratio of 20:1 (the “Reverse Split”) and increased the authorized number of shares. Those changes were approved by the Company’s shareholders on June 17, 2022. On July 8, 2022, following the Reverse Split, the Company effected a change in the American Depositary Share (“ADS”) ratios for its American Depositary Receipt program such that each ADS represents one ordinary share of no-par value of the Company (the “Ordinary Share”), instead of twenty (20) pre-Reverse Split Ordinary Shares. The change in the ADS ratio is a technical change made in order to align the ratio so that one ADS equals to one Ordinary Share.

8)	On November 14, 2022, the Company effected a change in the ratio of ordinary shares to each of the Company’s American Depositary Shares (“ADSs”), such that after the Reverse Split is implemented each ADS will represent 15 post-Split Ordinary Shares. The effect of such consolidation was applied retrospectively for all the number of shares, warrants, related par value and others presented in this note and elsewhere in the consolidated financial statements.

b.	Share offering to the public and existing shareholders:

The following table summarizes warrants outstanding as of December 31,

2022
Series	Date of grant	Number of warrants conversion to equivalent ADSs(***)	exercise price per warrant in USD(***)	Expiration date

Series L(*)	November 2017	6,750	135	May 27, 2023
Warrants C(*)	July 2018	176,045	52.5	July 18, 2023
Warrants C(**)	July 2018	28,377	52.5	July 18, 2023
HCW warrants(*)	July 2018	13,242	65.63	July 18, 2023
Total		224,414

2021
Series	Date of grant	Number of warrants conversion to equivalent ADSs (***)	exercise price per warrant in USD (***)	Expiration date

Series I(*)	December 2016	665	540	June 06, 2022
Series J(**)	December 2016	33	540	June 06, 2022
Warrants A(*)	March 2017	35,715	210	March 29, 2022
Placement 03/2017(**)	March 2017	2,500	262.5	March 29, 2022
Series L(*)	November 2017	6,750	135	May 27, 2023
Series M(**)	November 2017	945	150	November 24, 2022
Warrants C(*)	July 2018	176,045	52.5	July 18, 2023
Warrants C(**)	July 2018	28,377	52.5	July 18, 2023
HCW warrants(*)	July 2018	13,242	65.63	July 18, 2023
Algomizer (Note 3)(**)	September 2019	22,222	60	September 3, 2022
Total		286,494

*	These warrants, under certain circumstances, can be exercised via cashless exercise mechanism as defined in the warrant agreement. Therefore, the warrants were classified as financial liabilities measured at fair value through profit or loss at each reporting period (see note 5).

**	Recorded in equity.

***	Adjusted to reflect the 1:15 ratio change of the Company’s American Depositary Receipt, or ADR, program. As a result, the number of ordinary shares of the Company represented by each American Depositary Share, or ADS, will be changed from one (1) ordinary share to fifteen (15) ordinary shares. The effective date for the ratio change was November 14, 2022

c.	Share based payments:

1)	In August 2013, the Company board of directors approved and adopted the Company 2013 Share Option and Incentive Plan, or the 2013 Plan, which expires in August 2023. The 2013 Plan provides for the issuance of shares and the granting of options, restricted shares, restricted share units and other share-based awards to employees, directors, officers, consultants, advisors, and service providers of us and the Company U.S. Subsidiary. The Plan provides for awards to be issued at the determination of The Company board of directors in accordance with applicable law.

2)	The following are the grants of options to employees and other service providers:

Date of grant	Number of options granted (**)	exercise price per option to ordinary shares (**)	Currency exercise	Fair value on grant date in thousands	Number of options outstanding- December 31, 2022	Number of options exercisable at 31, December 2022	Expiration date

October 2017	38,150	32.4	NIS	942 NIS	13,850	13,850	October 17, 2023
January 2019(*)	150,000	11.8	NIS	947 NIS	112,500	112,500	January 9, 2025
July 2019(*)	62,500	11.8	NIS	325 NIS	62,500	54,688	July 25, 2025
June 2020	62,500	11.8	NIS	283 NIS	62,500	52,083	May 31, 2026
July 2020(*)	37,500	8.96	NIS	123 NIS	37,500	28,125	July 8, 2026
October 2020	15,000	11.8	NIS	70 NIS	15,000	10,000	October 21, 2026
June 2021(*)	900,000	1.783	USD	1,221 USD	900,000	525,000	June 29, 2027
June 2021	280,000	1.783	USD	380 USD	280,000	163,333	June 29, 2027
June 2021	100,000	1.783	USD	136 USD	100,000	50,000	June 1, 2027
October 2021	90,000	1.783	USD	91 USD	90,000	30,000	October 12, 2027
Total	1,735,650				1,673,850	1,039,579

(*)	Granted to related parties.

(**)	Adjusted to reflect the Reverse Split of the Company’s authorized and outstanding ordinary shares at a ratio of 20:1 effected on July 7, 2022.

The fair value of all of the options was calculated using the Black and Scholes options pricing model, and based on the following assumptions:

Date of grant	Fair value on grant date- in thousands	Share price on date of grant (*)	Expected dividend	Expected volatility	Risk free interest	Vesting conditions	Expected term
October 2017	1,109 NIS	32.4 NIS	None	64%	1.16%	four equal batches, following one, two, three and four years from their grant date	6 years
January 2019	947 NIS	10.12 NIS	None	74%	1.45%	will vest in 12 equals quarterly instalments over a three-year period commencing October 1, 2018	6 years
July 2019	325 NIS	8.72 NIS	None	75%	1.12%	25% will vest on the first anniversary of the grant date and 75% will vest on a quarterly basis over a period of three years thereafter	6 years
June 2020	282 NIS	7.94 NIS	None	74%	0.53%	will vest in 12 equals quarterly instalments over a three-year period commencing June 1, 2020	6 years
July 2020	124 NIS	5.8 NIS	None	74%	0.37%	will vest in 12 equals quarterly instalments over a three-year period commencing July 9, 2020	6 years
October 2020	70 NIS	8 NIS	None	76%	0.42%	will vest in 12 equals quarterly instalments over a three-year period commencing October 22, 2020	6 years
June 2021	1,737 USD	1.8 USD	None	87%	0.69%	Will vest over a period of 3 years commencing on April 1, 2021(except for 2,000,000 options commencing on June 1, 2021), with 1/12 of such options vesting at the end of each subsequent three-month period following the grant	6 years
October 2021	91 USD	1.4 USD	None	85%	0.47%	Will vest over a period of 3 years commencing on October 12, 2021, with 1/12 of such options vesting at the end of each subsequent three-month period following the grant	6 years

(*)	Adjusted to reflect the Reverse Split of the Company’s authorized and outstanding ordinary shares at a ratio of 20:1 effected on July 7, 2022.

3)	The changes in the number of share options and the weighted averages of their exercise prices are as follows:

	For the year ended December 31,
	2022		2021		2020
	Number of options	Weighted average of exercise price per 1 ordinary share-(NIS)	Number of options	Weighted average of exercise price per 1 ordinary share-(NIS)	Number of options	Weighted average of exercise price per 1 ordinary share-(NIS)
Outstanding at the beginning of year	1,674,950	7.02	348,182	13.6	213,820	17.6
Granted	-	-	1,370,000	5.81	152,500	11.1
Forfeited	(1,100)	32.4	(42,778)	17.23	(17,723)	17.25
Expired	-	-	(454)	410	(415)	1074
Outstanding at year end	1,673,850	7.00	1,674,950	7.02	348,182	13.6
Exercisable at year end	1,039,579	7.57	530,054	8.78	143,311	16.05

4)	The amounts of expenses that were recorded for options to employees and other service providers are USD 624 thousand, USD 1,049 thousand and USD 191 thousand for the years ended December 31, 2022, 2021 and 2020, respectively (these amounts do not include expenses of USD 79 and USD 1,107 thousand recorded in ScoutCam in Q1 2021 and 2020, respectively. The expenses recorded in Eventer in the consolidate period of 2020 are immaterial).

5)	The plans are intended to be governed by the terms stipulated by Section 102 to the Israeli Income Tax Ordinance (except for the options to controlling shareholders and directors).

In accordance with these general rules and the track chosen by the Company pursuant to the terms thereof, in respect of options granted to employees under the option allotment plan, the Company is not allowed to claim as an expense for tax purposes the amounts credited to employees as a benefit, including amounts recorded as salary benefits in the Company’s books, with the exception of the salary-benefit component, if exists, determined on the grant date.

d.	Dividends:

In December 2022, the Company distributed dividends in an aggregated amount of USD 1,582 thousand.